Note 35 Gains or losses on financial assets and liabilities breakdown by nature of the financial instrument (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	€ 379	€ 878
Debt securities [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	(1,354)	47
Equity investments [member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	(1,224)	1,207
Derivatives [member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	1,189	(810)
Loans and advances to customers [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	(100)	85
Customer deposits [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	179	42
Other [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	€ 1,690	€ 307